25. Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

25.	Related Party Transactions

The amount due from related parties of $194 and $154 as of December 31, 2020 and 2019, respectively, represented the advance payment to management for business operation.

In 2018, the Group disposed SPI China to Lighting Charm, an affiliate of Ms. Shan Zhou, the spouse of Xiaofeng Peng, the Group’s Chairman of the Board of Directors and Chief Executive Officer. As of the December 10, 2018, the disposition was closed (see Note 4(1)).

During year ended December 31, 2020 and 2019, SPI China paid operation expenses of $378 and $653, respectively, on behalf of the Group, and the payable to SPI China was waived by SPI China.